SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT USEFUL LIVES
Useful life
Office equipment and furniture	4 to 10 years
Motor vehicles	5 years
Property	50 years

SCHEDULE OF INTANGIBLE ASSETS

Useful life
Computer software and applications	5-10 years
Trademark	10 years
Technology	10 years
Customer relationship	10 years
Content assets-licensed movies and television series	Over the license period or estimated period of use

SCHEDULE OF FAIR VALUE ON A RECURRING BASIS
	Level 1	Level 2	Level 3	Total
Assets:
Short-term/long-term deposits	$338,345	$-	$-	$338,345

SCHEDULE OF FAIR VALUE ON NON-FINANCIAL ASSETS ON NON-RECURRING BASIS

	Level 1	Level 2	Level 3	Total
Assets:
Intangible assets acquired from the acquisition of One Eighty Ltd	$-	$-	$23,500,000	$23,500,000
Goodwill arising from the acquisition of One Eighty Ltd	$-	$-	$82,244,248	$82,244,248

SCHEDULE OF CURRENCY EXCHANGE RATE
	September 30, 2023	September 30, 2022	September 30, 2021
Year-end spot rate	US$1=MYR4.6938	US$1=MYR4.6359	US$1=MYR4.1869
Average rate	US$1=MYR4.5263	US$1=MYR4.3041	US$1=MYR4.1243

SCHEDULE OF DISAGGREGATION OF REVENUE

	For the fiscal years ended September 30,
	2023	2022	2021

Revenue from advertising services	$5,307,280	$7,174,050	$3,158,520
Revenue from cash rebate, payment solution services, and media booking	84,592	20,137	7,708
Revenue from software licensing	5,715,333	-	-
Revenue from production services	362,040	-	-
Revenue from marketing and promotional campaign service	271,607	-	-
Total operating revenue	$11,740,852	$7,194,187	$3,166,228